Capital Management - Additional Information (Detail) $ in Thousands, $ in Millions		12 Months Ended
	Aug. 06, 2019 CAD ($) shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2019 USD ($) shares	Aug. 29, 2019 CAD ($)
Disclosure Of Objectives Policies And Processes For Managing Capital [Line Items]
Initial public offering of common shares | shares	11,000,000	11,000,000	11,000,000
Gross proceeds from common shares	$ 189,500	$ 189,500
Senior Convertible Notes issued		93,200
Convertible notes, principal amount		$ 21,200	$ 2.5
Common Shares
Disclosure Of Objectives Policies And Processes For Managing Capital [Line Items]
Convertible notes, converted instrument, equity issued | shares		6,200,000
Warrants
Disclosure Of Objectives Policies And Processes For Managing Capital [Line Items]
Convertible notes, converted instrument, equity issued | shares		3,600,000
Term Debt Facility
Disclosure Of Objectives Policies And Processes For Managing Capital [Line Items]
Principal value of debt		$ 115,000
Syndicated Credit Agreement
Disclosure Of Objectives Policies And Processes For Managing Capital [Line Items]
Principal value of debt		$ 90,000		$ 90,000